Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class T, Class B and Class C
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ALIM-SUM-16-01 1.9880455.100	December 1, 2016